Trade Accounts and Notes Receivable - Gross Amount and Present Value of Minimum Lease Payments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Unrealized interest income	₩ (1,396)	₩ (4,035)
Present value of minimum lease payment	11,203	21,626
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross amount of lease payment	11,771	13,114
1 year - 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross amount of lease payment	₩ 828	₩ 12,547